Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 610,114,800.00
Previously Paid Amount	0.00
Total Fee Amount	93,408.58
Total Offset Amount	0.00
Net Fee	$ 93,408.58